Supplement to the
Fidelity® Equity-Income Fund
Class K
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Potentially using covered call options as tools in managing the fund's assets.

The following information supplements information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 8.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following information supplements information found in the "Investment Details" section under the heading "Description of Principal Security Types" on page 8.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include options transactions such as call options (options to buy). Writing a call option involves writing (selling) an option on a security or other instrument, which obligates the writer to sell the underlying security or instrument or to make a net cash settlement payment in return for a set price (the strike price) upon the buyer's exercise of the option. The seller is paid a price (premium) for the option. A call option is "covered" if the underlying security or instrument is held in a fund's portfolio at the time the option is written.

EQU-K-13-02  August 1, 2013
1.900366.104

The following information replaces similar information found in the "Investment Details" section under the heading "Principal Investment Risks" beginning on page 8.

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. To the extent a fund writes covered call options on particular securities, it gives up some ability to participate in price increases of the underlying securities. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 14.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

Supplement to the
Fidelity® Equity-Income Fund
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Potentially using covered call options as tools in managing the fund's assets.

The following information supplements information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 8.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following information supplements information found in the "Investment Details" section under the heading "Description of Principal Security Types" on page 8.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include options transactions such as call options (options to buy). Writing a call option involves writing (selling) an option on a security or other instrument, which obligates the writer to sell the underlying security or instrument or to make a net cash settlement payment in return for a set price (the strike price) upon the buyer's exercise of the option. The seller is paid a price (premium) for the option. A call option is "covered" if the underlying security or instrument is held in a fund's portfolio at the time the option is written.

EQU-13-01  August 1, 2013
1.712069.114

The following information replaces similar information found in the "Investment Details" section under the heading "Principal Investment Risks" beginning on page 8.

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. To the extent a fund writes covered call options on particular securities, it gives up some ability to participate in price increases of the underlying securities. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Supplement to the
Fidelity Advisor® Mid Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Court Dignan (portfolio manager) has managed the fund since April 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Court Dignan is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Dignan has worked as an associate within Fidelity Capital Investors, as a research analyst, and portfolio manager.

AMCV-13-03  August 1, 2013
1.847513.111

Supplement to the
Fidelity Advisor® Mid Cap Value Fund
Institutional Class
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Court Dignan (portfolio manager) has managed the fund since April 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Court Dignan is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Dignan has worked as an associate within Fidelity Capital Investors, as a research analyst, and portfolio manager.

AMCVI-13-03  August 1, 2013
1.855558.109

Supplement to the
Fidelity® Mid Cap Value Fund
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Court Dignan (portfolio manager) has managed the fund since April 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Court Dignan is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Dignan has worked as an associate within Fidelity Capital Investors, as a research analyst, and portfolio manager.

MCV-13-03  August 1, 2013
1.918612.103

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Matthew Friedman (lead portfolio manager) has managed the fund since December 2012.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since December 2012.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 13.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

LDT-13-02  August 1, 2013
1.962372.101

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
Class F
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Matthew Friedman (lead portfolio manager) has managed the fund since December 2012.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since December 2012.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 13.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

LDT-F-13-02  August 1, 2013
1.962373.101

Supplement to the
Fidelity® Series All-Sector Equity Fund
Class F
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2008.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

Brian Lempel (co-manager) has managed the fund since October 2012.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

The following information replaces the biographical information for Monty Kori and Nathan Strik found in the "Fund Management" section beginning on page 14.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces similar information for Fidelity Series All-Sector Equity Fund found in the "Fund Management" section on page 15.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (materials & industrials sector), which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

ASE-F-13-02  August 1, 2013
1.907679.105

Supplement to the
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Matthew Friedman (lead portfolio manager) has managed the fund since December 2012.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since December 2012.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 13.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

ALDTI-13-02  August 1, 2013
1.962374.101

Supplement to the
Fidelity® Series Equity-Income Fund
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Potentially using covered call options as tools in managing the fund's assets.

The following information supplements information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 6.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following information supplements information found in the "Investment Details" section under the heading "Description of Principal Security Types" on page 6.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include options transactions such as call options (options to buy). Writing a call option involves writing (selling) an option on a security or other instrument, which obligates the writer to sell the underlying security or instrument or to make a net cash settlement payment in return for a set price (the strike price) upon the buyer's exercise of the option. The seller is paid a price (premium) for the option. A call option is "covered" if the underlying security or instrument is held in a fund's portfolio at the time the option is written.

EDT-13-01  August 1, 2013
1.966360.100

The following information replaces similar information found in the "Investment Details" section under the heading "Principal Investment Risks" beginning on page 6.

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. To the extent a fund writes covered call options on particular securities, it gives up some ability to participate in price increases of the underlying securities. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Supplement to the
Fidelity® Series Equity-Income Fund
Class F
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Potentially using covered call options as tools in managing the fund's assets.

The following information supplements information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 6.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following information supplements information found in the "Investment Details" section under the heading "Description of Principal Security Types" on page 6.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include options transactions such as call options (options to buy). Writing a call option involves writing (selling) an option on a security or other instrument, which obligates the writer to sell the underlying security or instrument or to make a net cash settlement payment in return for a set price (the strike price) upon the buyer's exercise of the option. The seller is paid a price (premium) for the option. A call option is "covered" if the underlying security or instrument is held in a fund's portfolio at the time the option is written.

EDT-F-13-01  August 1, 2013
1.966361.100

The following information replaces similar information found in the "Investment Details" section under the heading "Principal Investment Risks" beginning on page 6.

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. To the extent a fund writes covered call options on particular securities, it gives up some ability to participate in price increases of the underlying securities. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Supplement to the
Fidelity Advisor® Series Equity-Income Fund
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

Potentially using covered call options as tools in managing the fund's assets.

The following information supplements information found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 6.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following information supplements information found in the "Investment Details" section under the heading "Description of Principal Security Types" on page 6.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include options transactions such as call options (options to buy). Writing a call option involves writing (selling) an option on a security or other instrument, which obligates the writer to sell the underlying security or instrument or to make a net cash settlement payment in return for a set price (the strike price) upon the buyer's exercise of the option. The seller is paid a price (premium) for the option. A call option is "covered" if the underlying security or instrument is held in a fund's portfolio at the time the option is written.

The following information replaces similar information found in the "Investment Details" section under the heading "Principal Investment Risks" beginning on page 6.

AEDTI-13-01  August 1, 2013
1.966362.100

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. To the extent a fund writes covered call options on particular securities, it gives up some ability to participate in price increases of the underlying securities. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Supplement to the
Fidelity® Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information for Fidelity Series All-Sector Equity Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2008.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

Brian Lempel (co-manager) has managed the fund since October 2012.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

The following information replaces the biographical information for Monty Kori and Nathan Strik found in the "Fund Management" section on page 20.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

DLF-13-02  August 1, 2013
1.882075.109

The following information replaces similar information found in the "Fund Management" section on page 20.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (materials & industrials sector), which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Stock Selector Large Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Matthew Friedman (lead portfolio manager) has managed the fund since March 2011.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 24.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

ALCV-13-02  August 1, 2013
1.847519.113

Supplement to the
Fidelity Advisor®
Stock Selector Large
Cap Value Fund
Institutional Class
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Matthew Friedman (lead portfolio manager) has managed the fund since March 2011.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 22.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

ALCVI-13-02  August 1, 2013
1.855556.111

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Matthew Friedman (lead portfolio manager) has managed the fund since March 2011.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 22.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since March 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

LCV-13-02  August 1, 2013
1.918632.105

Supplement to the
Fidelity® Series Large Cap Value Fund
Class F
April 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

LPV-F-13-01  August 1, 2013
1.918655.101